UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-08014

Investment Company Act File Number

Dividend Builder Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

September 30, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Dividend Builder Portfolio

September 30, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.5%

Security	Shares	Value
Aerospace & Defense — 1.9%
United Technologies Corp.	205,000	$18,242,950

		$18,242,950

Air Freight & Logistics — 0.4%
United Parcel Service, Inc., Class B	40,000	$3,947,600

		$3,947,600

Automobiles — 0.6%
Harley-Davidson, Inc.	100,000	$5,490,000

		$5,490,000

Banks — 6.3%
JPMorgan Chase & Co.	327,900	$19,992,063
PacWest Bancorp	439,600	18,819,276
Regions Financial Corp.	795,000	7,162,950
Wells Fargo & Co.	271,000	13,915,850

		$59,890,139

Biotechnology — 5.1%
AbbVie, Inc.	254,000	$13,820,140
AMAG Pharmaceuticals, Inc.(1)(2)	109,000	4,330,570
Celgene Corp.(1)	47,000	5,083,990
Gilead Sciences, Inc.	194,500	19,097,955
Incyte Corp.(1)	33,000	3,640,890
Vertex Pharmaceuticals, Inc.(1)	27,000	2,811,780

		$48,785,325

Capital Markets — 1.6%
Credit Suisse Group AG	412,000	$9,903,176
Invesco, Ltd.	172,000	5,371,560

		$15,274,736

Communications Equipment — 1.3%
Cisco Systems, Inc.	294,000	$7,717,500
QUALCOMM, Inc.	92,200	4,953,906

		$12,671,406

Diversified Telecommunication Services — 4.7%
AT&T, Inc.	500,000	$16,290,000
Verizon Communications, Inc.	652,680	28,398,107

		$44,688,107

Electric Utilities — 2.1%
Duke Energy Corp.	68,000	$4,891,920
NextEra Energy, Inc.	152,000	14,827,600

		$19,719,520

Electrical Equipment — 1.7%
Eaton Corp. PLC	320,000	$16,416,000

		$16,416,000

Energy Equipment & Services — 1.0%
Schlumberger, Ltd.	131,000	$9,035,070

		$9,035,070

Security	Shares	Value
Food & Staples Retailing — 2.1%
Sprouts Farmers Market, Inc.(1)(2)	215,000	$4,536,500
Wal-Mart Stores, Inc.	238,000	15,431,920

		$19,968,420

Food Products — 3.3%
General Mills, Inc.(2)	349,000	$19,589,370
Pinnacle Foods, Inc.	288,400	12,078,192

		$31,667,562

Health Care Equipment & Supplies — 1.5%
Hill-Rom Holdings, Inc.	190,000	$9,878,100
Teleflex, Inc.(2)	38,000	4,719,980

		$14,598,080

Health Care Providers & Services — 1.6%
Humana, Inc.	64,000	$11,456,000
McKesson Corp.	23,000	4,255,690

		$15,711,690

Hotels, Restaurants & Leisure — 2.1%
ClubCorp Holdings, Inc.	220,000	$4,721,200
McDonald’s Corp.	154,200	15,193,326

		$19,914,526

Household Products — 1.2%
Procter & Gamble Co. (The)	155,000	$11,150,700

		$11,150,700

Industrial Conglomerates — 3.5%
General Electric Co.	1,342,000	$33,845,240

		$33,845,240

Insurance — 4.8%
ACE, Ltd.	211,800	$21,900,120
Aflac, Inc.	325,000	18,892,250
First American Financial Corp.	125,000	4,883,750

		$45,676,120

Internet & Catalog Retail — 1.4%
Amazon.com, Inc.(1)	22,000	$11,261,580
Netflix, Inc.(1)	24,000	2,478,240

		$13,739,820

Internet Software & Services — 2.2%
Facebook, Inc., Class A(1)	119,000	$10,698,100
Google, Inc., Class C(1)	16,344	9,944,017

		$20,642,117

IT Services — 0.8%
International Business Machines Corp.	51,500	$7,465,955

		$7,465,955

Leisure Products — 0.5%
Polaris Industries, Inc.(2)	37,000	$4,435,190

		$4,435,190

Media — 1.8%
CBS Corp., Class B	138,000	$5,506,200
Comcast Corp., Class A	120,000	6,825,600
Viacom, Inc., Class B	102,009	4,401,688

		$16,733,488

Metals & Mining — 2.0%
Compass Minerals International, Inc.	238,000	$18,652,060

		$18,652,060

Security	Shares	Value
Multi-Utilities — 2.4%
PG&E Corp.	435,300	$22,983,840

		$22,983,840

Multiline Retail — 1.3%
Target Corp.	163,300	$12,845,178

		$12,845,178

Oil, Gas & Consumable Fuels — 6.1%
Exxon Mobil Corp.	317,800	$23,628,430
Kinder Morgan, Inc.	101,000	2,795,680
Occidental Petroleum Corp.	235,200	15,558,480
Phillips 66	217,100	16,681,964

		$58,664,554

Paper & Forest Products — 1.6%
International Paper Co.	407,000	$15,380,530

		$15,380,530

Pharmaceuticals — 6.6%
Merck & Co., Inc.	521,000	$25,732,190
Pfizer, Inc.	347,000	10,899,270
Roche Holding AG PC	39,000	10,353,391
Teva Pharmaceutical Industries, Ltd. ADR	288,100	16,266,126

		$63,250,977

Real Estate Investment Trusts (REITs) — 3.6%
AvalonBay Communities, Inc.	56,572	$9,889,917
National Retail Properties, Inc.	397,000	14,399,190
Post Properties, Inc.	165,000	9,617,850

		$33,906,957

Road & Rail — 0.9%
Union Pacific Corp.	99,000	$8,752,590

		$8,752,590

Semiconductors & Semiconductor Equipment — 4.2%
Cypress Semiconductor Corp.(1)(2)	733,300	$6,247,716
Intel Corp.	933,300	28,129,662
Texas Instruments, Inc.	124,000	6,140,480

		$40,517,858

Software — 5.4%
Mentor Graphics Corp.	295,000	$7,265,850
Microsoft Corp.	754,000	33,372,040
Oracle Corp.	155,000	5,598,600
Tableau Software, Inc., Class A(1)	70,000	5,584,600

		$51,821,090

Specialty Retail — 2.9%
Home Depot, Inc. (The)	145,200	$16,769,148
L Brands, Inc.	69,000	6,218,970
Restoration Hardware Holdings, Inc.(1)(2)	53,000	4,945,430

		$27,933,548

Technology Hardware, Storage & Peripherals — 5.9%
Apple, Inc.	326,800	$36,046,040
Hewlett-Packard Co.	800,000	20,488,000

		$56,534,040

Tobacco — 3.1%
Altria Group, Inc.	304,300	$16,553,920
Reynolds American, Inc.	292,000	12,926,840

		$29,480,760

Total Common Stocks (identified cost $949,718,152)		$950,433,743

Call Options Purchased — 0.0%(3)

Security	Number of Contracts	Strike Price	Expiration Date	Value
Bristol-Myers Squibb Co.	810	$72.50	1/15/16	$49,410
Tableau Software, Inc.	500	120.00	1/15/16	35,000

Total Call Options Purchased (identified cost $429,568)				$84,410

Short-Term Investments — 2.3%

Description			Interest (000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 0.11%(4)(5)			$20,590	$20,589,902
Eaton Vance Cash Reserves Fund, LLC, 0.23%(5)			1,706	1,705,890

Total Short-Term Investments (identified cost $22,295,792)				$22,295,792

Total Investments — 101.8% (identified cost $972,443,512)				$972,813,945

Put Options Written — (0.1)%

Security	Number of Contracts	Strike Price	Expiration Date	Value
Bristol-Myers Squibb Co.	810	$57.50	1/15/16	$(269,325)
Google, Inc.	163	595.00	10/16/15	(233,090)
Tableau Software, Inc.	500	85.00	1/15/16	(592,500)

Total Put Options Written (premiums received $848,400)				$(1,094,915)

Other Assets, Less Liabilities — (1.7)%				$(16,627,701)

Net Assets — 100.0%				$955,091,329

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

PC	-	Participation Certificate

(1)	Non-income producing security.

(2)	All or a portion of this security was on loan at September 30, 2015.

(3)	Amount is less than 0.05%.

(4)	The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at September 30, 2015. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities. At September 30, 2015, the Portfolio loaned securities having a market value of $20,412,891 and received $20,589,902 of cash collateral for the loans.

(5)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2015. Income earned from investments in Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) and net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2015 were $13,944 and $2,978, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at September 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$972,512,888

Gross unrealized appreciation	$69,908,389
Gross unrealized depreciation	(69,607,332)

Net unrealized appreciation	$301,057

Written options activity for the fiscal year to date ended September 30, 2015 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	—	$—
Options written	50,652	3,629,274
Options terminated in closing purchase transactions	(9,993)	(678,910)
Options exercised	(2,978)	(149,075)
Options expired	(36,208)	(1,952,889)

Outstanding, end of period	1,473	$848,400

At September 30, 2015, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to equity price risk in the normal course of pursuing its investment objective. During the fiscal year to date ended September 30, 2015 the Portfolio entered into written and purchased option transactions on individual securities to seek return and to seek to hedge against fluctuation in securities prices.

At September 30, 2015, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is equity price risk was $84,410 and $1,094,915, respectively.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$101,091,750	$—		$—	$101,091,750
Consumer Staples	92,267,442	—		—	92,267,442
Energy	67,699,624	—		—	67,699,624
Financials	144,844,776	9,903,176		—	154,747,952
Health Care	131,992,681	10,353,391		—	142,346,072
Industrials	81,204,380	—		—	81,204,380
Information Technology	189,652,466	—		—	189,652,466
Materials	34,032,590	—		—	34,032,590
Telecommunication Services	44,688,107	—		—	44,688,107
Utilities	42,703,360	—		—	42,703,360
Total Common Stocks	$930,177,176	$20,256,567	*	$—	$950,433,743
Call Options Purchased	$84,410	$—		$—	$84,410
Short-Term Investments	—	22,295,792		—	22,295,792
Total Investments	$930,261,586	$42,552,359		$—	$972,813,945

Liability Description
Put Options Written	$(1,094,915)	$—		$—	$(1,094,915)
Total	$(1,094,915)	$—		$—	$(1,094,915)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2014 whose fair value was determined using Level 3 inputs. At September 30, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dividend Builder Portfolio

By:	/s/ Charles B. Gaffney
Charles B. Gaffney
President

Date:	November 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Charles B. Gaffney
Charles B. Gaffney
President

Date:	November 23, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	November 23, 2015